Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets Explanatory [Line Items]
Disclosure of detailed information about intangible assets [text block]

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets	Intangible assets with finite useful lives	Goodwill	Total
2018
Net carrying amount – beginning of the year	995	240	486	1,721	1,204	2,925
Changes in accounting policies (IFRS 9 and 15)			87	87		87
Net carrying amount restated – beginning of the year	995	240	573	1,808	1,204	3,012
Additions	133	28	180	341		341
Amortization	(71)	(87)	(226)	(384)		(384)
Impairments			(16)	(16)		(16)
Write-off	(15)		(1)	(16)		(16)
Currency translation differences	39			39	8	47
Change through loss of control of subsidiary			74	74	46	120
Other changes		40		40	26	66
Net carrying a mount at the end of the year	1,081	221	584	1,886	1,284	3,170
Gross carrying amount at the end of the year	1,686	1,534	4,188	7,408
Provisions for amortization and impairment	605	1,313	3,604	5,522
2017
Net carrying a mount – beginning of the year	1,092	259	598	1,949	1,320	3,269
Additions	91	17	83	191		191
Amortization	(65)	(84)	(137)	(286)		(286)
Reversals	32			32		32
Impairments	(14)			(14)		(14)
Write-off	(24)			(24)		(24)
Currency translation differences	(115)	(1)	(2)	(118)	(23)	(141)
Other changes	(2)	49	(56)	(9)	(93)	(102)
Net carrying amount – end of the year	995	240	486	1,721	1,204	2,925
Gross carrying amount – end of the year	1,504	1,466	3,778	6,748
Provisions for amortization and impairment	509	1,226	3,292	5,027

Disclosure Of Detailed Information About Amortization Rates [text block]
The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP – 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 – 33
Service concession arrangements	20 – 33
Capitalized costs for customer acquisition	25 – 33
Other intangible assets	4 – 20

Disclosure of goodwill [text block]
A breakdown of the stated goodwill by operating segment is provided below:
(€ million)	December 31, 2018	December 31, 2017
Gas & Power	977	932
Exploration & Production	187	179
Refining & Marketing	119	93
Other activities	1
	1,284	1,204

Disclosure of goodwill outstanding relate with Gas power [Table Text Block]
The amount of goodwill outstanding at the reporting date mainly related to the Gas & Power segment. A breakdown is disclosed below.

(€ million)	December 31, 2018	December 31, 2017
Domestic gas market	835	835
European gas market	142	97
	977	932

Intangible exploration and evaluation assets [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Disclosure of detailed information about intangible assets [text block]
The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2018	December 31, 2017
Proved licence and leasehold property acquisition costs	357	403
Unproved licence and leasehold property acquisition costs	684	586
Other mineral interests	40	6
	1,081	995